Income Taxes Disclosure: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Details
Net loss	$ (43,212)	$ (65,912)	$ (25,140)	$ (121,818)	$ (321,592)	$ (134,062)
Statutory income tax rate					0.2100	0.2100
Expected in tax recovery at statutory income tax rates					67,000	28,100
Permanent differences and other					0	0
Difference in foreign tax rates					(12,000)	(12,000)
Effective Income Tax Rate Reconciliation, Deduction, Other, Amount					9,000	18,900
Adjustment to prior year provisions versus statutory tax returns					4,000	18,000
Change in valuation allowance					84,000	41,000
Income tax recovery					$ 0	$ 0